Sales - Trade receivables - Categories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Trade receivables depreciated according to their age	€ 1,050		€ 1,078	€ 905
Trade receivables depreciated according to other criteria	600		443	568
Net trade receivables past due	1,650		1,521	1,473
Not past due	3,645		3,655	3,491
Net trade receivables	€ 5,295	€ 5,153	€ 5,175	€ 4,964	€ 4,876